Institutional Class, Class A, Class L | YORKTOWN SMALL-CAP FUND
Yorktown Small Cap Fund
Investment Objective – The Fund seeks to achieve long term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more Yorktown Funds. More information about these and other discounts is available from your financial professional and in the "How to Reduce Your Sales Charges" Section on page 75 of the Fund's prospectus.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional Class, Class A, Class L - YORKTOWN SMALL-CAP FUND - USD ($)		Class A		Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		5.75%		none	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		0.50%	[1]	none	none
Maximum Account fee (for accounts under $500)	[2]	$ 25		$ 25	$ 25
[1]	Large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.50% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Unified Financial Securities, Inc. (the "Distributor").
[2]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Class, Class A, Class L - YORKTOWN SMALL-CAP FUND		Class A	Class L	Institutional Class
Management Fee		0.90%	0.90%	0.90%
Distribution/Service (12b-1 Fees)		0.25%	1.00%	none
Other Expenses		0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.96%	2.71%	1.71%
Fee Waiver or Reimbursement	[1]	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses (after waivers and/or reimbursements)	[2]	1.48%	2.23%	1.23%
[1]	In the interest of limiting expenses of the Fund, the Adviser has entered into a five-year contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, for the first five fiscal years of the Fund's operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses is limited to 1.40% for Class A Shares, 2.15% for Class L Shares, and 1.15% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund's annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board by providing 60 days' notice, or if the Adviser ceases to serve as adviser to the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Class, Class A, Class L - YORKTOWN SMALL-CAP FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	717	1,080	1,500	2,667
Class L	226	764	1,362	2,981
Institutional Class	125	459	851	1,951

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in U.S. listed securities with market capitalization within the range of the targeted benchmark, the Russell 2000 Growth Index. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. At any given time, the Fund may hold up to 15% of its assets in American Depositary Receipts (ADRs). Typically, the Fund invests in approximately 40-60 stocks that pass Sapphire Star Capital LLC's (the "Sub-Adviser" or the "Fund's Investment Manager") stringent quantitative and fundamental criteria.

The Fund's Investment Manager believes that the Fund is best able to achieve long-term capital appreciation through investments in securities of a core group of businesses and to hold such securities for the long term. The Fund will invest in listed marketable securities, generally, but not exclusively, equity and equity related securities that are traded on U.S. exchanges.

In selecting securities for the Fund, the Fund's Investment Manager utilizes a quantitative fundamental approach combined with a robust risk/reward assessment to consistently identify securities with asymmetrically favorable profiles, which it believes are inefficiently priced by the market relative to their potential upside.

Generally, in determining whether to sell a security, the Fund's Investment Manager uses the same type of analysis that it uses in buying securities. For example, the Fund's Investment Manager may sell a security if it deteriorates in its multi factor fundamental model, drops out of the top tier reward/risk ratio rankings, or is believed to have excess risk. The Fund's Investment Manager may also sell a security to reduce the Fund's holding in that security, take advantage of more attractive investment opportunities, or to raise cash.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Portfolio Manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.

New Fund Risk. This is a new Fund with a limited operating history. Although the Investment Manager is experienced in managing similar funds, this is a new Fund. Accordingly, the risk of loss may be greater than with a more established fund.

The Fund's Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year and Since Inception periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.yorktownfunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Institutional Class Shares (YOVIX) (for calendar years ending on December 31)

During the period covered by the bar chart, Institutional Class Shares' highest return for a quarter was 6.18% (quarter ended June 30, 2018) and the lowest return for a quarter was -18.80% (quarter ended December 31, 2018). Institutional Class Shares' year to date total return as of March 31, 2019 was 12.91%.

Average Annual Total Returns (for periods ending on December 31, 2018)
Average Annual Total Returns - Institutional Class, Class A, Class L - YORKTOWN SMALL-CAP FUND		1 Year	Since Inception	Inception Date
Class A		(13.43%)	4.82%	May 09, 2016
Class L		(8.83%)	6.35%	May 09, 2016
Institutional Class		(7.93%)	7.42%	May 09, 2016
Institutional Class | After Taxes on Distributions	[1]	(8.17%)	5.64%	May 09, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	(4.56%)	5.59%	May 09, 2016
Russell 2000 Growth Index (reflects no deduction for fee, expenses or taxes)	[2]	(9.31%)	10.40%	May 09, 2016
Russell 2000 Value Index (reflects no deduction for fee, expenses or taxes)	[3]	(12.86%)	7.18%	May 09, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Institutional Class Shares. After-tax returns for Class A and Class L Shares will vary.
[2]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values.
[3]	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values.